NOTE PAYABLES (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Notes payable
Revolving Line of Credit	$ 437,089	$ 437,089	$ 437,089
Term loan	1,821,583	1,946,830	2,435,862
Total of notes payable and advances	2,258,672	2,383,919	2,872,951
Less current portion	948,697	944,120	(926,218)
Long-term portion	$ 1,309,975	$ 1,439,799	$ 1,946,733